Income Taxes	12 Months Ended
Jan. 01, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes
The provision (benefit) for income taxes on income from continuing operations was comprised of the following:

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Current:
Federal	$(6,606)	$(1,628)	$1,562
State	117	389	102
	(6,489)	(1,239)	1,664
Deferred (prepaid):
Federal	4,875	2,010	3,453
State	(47)	36	907
	4,828	2,046	4,360
Valuation allowance	—	—	(94)
Provision (benefit) for income taxes	$(1,661)	$807	$5,930
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The components of deferred income tax assets and liabilities at January 1, 2012 and January 2, 2011 were as follows:

	January 1, 2012	January 2, 2011
Current deferred income tax assets (liabilities):
Inventory and other reserves	$(44)	$29
Accrued vacation benefits	2,788	2,587
Other accruals	740	1,993
Current deferred income tax assets	3,484	4,609
Long term deferred income tax assets (liabilities):
Deferred income on sale-leaseback of certain real estate	13,977	15,153
Lease financing obligations	1,095	1,016
Postretirement benefit expenses	1,533	1,695
Accumulated other comprehensive income-postretirement benefits	(736)	(979)
Stock-based compensation expense	1,566	917
Property and equipment depreciation	(4,562)	1,205
State net operating loss carryforwards	921	728
Amortization of other intangibles, net	(87)	(30)
Amortization of franchise rights	(24,630)	(24,421)
Occupancy costs	5,705	5,200
Tax credit carryforwards	1,693	549
Other	2,194	1,465
Long-term net deferred income tax assets (liabilities)	(1,331)	2,498
Less: Valuation allowance	(903)	(549)
Total long-term deferred income tax assets (liabilities)	(2,234)	1,949
Carrying value of net deferred income tax assets	$1,250	$6,558
The Company's state net operating loss carryforwards expire in varying amounts through 2031.
The Company establishes a valuation allowance to reduce the carrying amount of deferred tax assets when it is more likely than not that it will not realize some portion or all of the tax benefit of its deferred tax assets. The Company evaluates whether its deferred tax assets are probable of realization on a quarterly basis. In performing this analysis, the Company considers all available evidence including historical operating results, the estimated timing of future reversals of existing taxable temporary differences and estimated future taxable income exclusive of reversing temporary differences and carryforwards. At January 1, 2012 and January 2, 2011, the Company had no valuation allowance pertaining to continuing operations. The estimation of future taxable income for federal and state purposes and the Company's ability to realize deferred tax assets pertaining to state net operating loss carryforwards and foreign tax credit carryforwards can significantly change based on future events and operating results. Thus, recorded valuation allowances may be subject to future changes that could be material.
The Company's effective tax rate was 76.0%, 30.8% and 34.9% for the years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively. A reconciliation of the statutory federal income tax provision (benefit) to the tax provision (benefit)applied to income from continuing operations for the years ended January 1, 2012, January 2, 2011 and January 3, 2010 was as follows:

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Statutory federal income tax provision (benefit)	$(765)	$916	$5,951
State income taxes, net of federal benefit	46	276	656
Stock-based compensation expense	336	356	294
Change in valuation allowance	—	—	(94)
Non-deductible expenses	242	35	7
Employment tax credits	(1,148)	(1,060)	(653)
Miscellaneous	(372)	284	(231)
Provision (benefit) for income taxes from continuing operations	$(1,661)	$807	$5,930
The Company's policy is to recognize interest and/or penalties related to uncertain tax positions in income tax expense. At January 1, 2012 and January 2, 2011, the Company had no unrecognized tax benefits and no accrued interest related to uncertain tax positions. The tax years 2008 - 2011 remain open to examination by the major taxing jurisdictions to which the Company is subject. Although it is not reasonably possible to estimate the amount by which unrecognized tax benefits may increase within the next twelve months due to uncertainties regarding the timing of examinations, the Company does not expect unrecognized tax benefits to significantly change in the next twelve months.